Loans and Allowance for Credit Losses - Disclosure of Loans Maturity and Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Total loans	$ 823,718	$ 721,664
Allowance for loan losses	(3,753)	(4,089)
Total loans net of allowance for loan losses	819,965	717,575
Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	823,718	721,664
Allowance for loan losses	(3,753)	(4,089)
Total loans net of allowance for loan losses	819,965	717,575
Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	823,718	721,664
Allowance for loan losses	(3,753)	(4,089)
Total loans net of allowance for loan losses	819,965	717,575
Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	246,074	203,053
Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	567,210	508,773
Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	10,434	9,838
Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	549,751	503,598
Retail [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	549,751	503,598
Retail [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	199,414	166,910
Retail [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	342,087	329,185
Retail [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	8,250	7,503
Wholesale [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(1,435)	(1,680)
Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	273,967	218,066
Wholesale [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	273,967	218,066
Wholesale [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	46,660	36,143
Wholesale [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	225,123	179,588
Wholesale [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	2,184	2,335
Under 1 year [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	504,115	423,708
Under 1 year [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	277,302	249,363
Under 1 year [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	226,813	174,345
1 to 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	262,595	256,290
1 to 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	226,793	222,408
1 to 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	35,802	33,882
Over 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	57,008	41,666
Over 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	45,656	31,827
Over 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	$ 11,352	$ 9,839